Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2014	Aug. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	500,000,000
Common stock, shares issued	1,416,136,507	118,261,507
Common stock, shares outstanding	1,416,136,507	118,261,507